Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Financial Assets [Abstract]
Summary of Other Financial Assets

The detail of other financial assets as of December 31, 2017 and 2016, is as follows:

	Current		Non-current
	12-31-2017	12-31-2016	12-31-2017	12-31-2016
Other Financial Assets	ThCh$	ThCh$	ThCh$	ThCh$
Available-for-sale financial investments – unquoted equity securities or with limited liquidity	—	—	2,595,343	2,616,239
Available-for-sale financial investments – quoted equity Securities	—	—	33,158	25,381
Financial assets held to maturity (*)	185,913	462,801	—	652,733
Hedging derivatives	20,038,433	121,443	30,789,703	25,533,189
Non-Hedging derivatives	402,716	—	—	—
Total	20,627,062	584,244	33,418,204	28,827,542
(*)	See Note 20.1.a

The amounts included in “financial assets held to maturity” correspond mainly to time deposits and other highly liquid investments that are readily convertible to cash and subject to a low risk of changes in value, but that do not fulfill the definition of cash equivalent as defined in Note 3.g.2 (e.g. with maturity over 90 days from time of investment).